DERIVATIVE LIABILITIES	3 Months Ended
Mar. 31, 2025
Derivative Liabilities
DERIVATIVE LIABILITIES

Note 8 -DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company accounts for warrants as a derivative liability due to there being no explicit limit to the number of shares to be delivered upon settlement of all conversion options.

Fair Value Assumptions Used in Accounting for Derivative Liabilities.

ASC 815 requires us to assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of March 31, 2025. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note is estimated using the Black-Scholes valuation model.

For the three months ended March 31, 2025, and the year ended December 31, 2024, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Three Months ended	Year ended
	March 31	December 31,
	2025	2024
Term	0.06 - 1.00 years	0.01 - 1.12 years
Expected average volatility	95% - 268%	0% - 304%
Expected dividend yield	-	-
Risk-free interest rate	4.03% -4.22%	3.96% -5.39%

The following table summarizes the changes in the derivative liabilities during the three months ended March 31, 2025.

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2024	$319,337

Addition of new derivatives recognized as debt discounts	80,119
Addition of new derivatives recognized as loss on derivatives	51,580
Loss on change in fair value of the derivative	180,269
Balance - March 31, 2025	$631,305

The aggregate loss on derivatives during the three months ended March 31, 2025, and 2024 as follows.

	Three Months Ended
	March 31,
	2025	2024
Day one loss due to derivative liabilities on convertible note	$51,580	$-
Loss (gain) on change in fair value of the derivative liabilities	180,269	(5,634)
	$231,849	$(5,634)